UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Operating activities
Net income (loss)		$ (453)	$ 234
Adjustments to reconcile net income (loss) to net cash from operating activities:
Other policy revenue		(400)	(379)
Accretion on investments		(397)	(449)
Amortization of deferred policy acquisition costs, deferred sales inducements and value of business acquired		711	702
Deferral of policy acquisition costs		(672)	(784)
Losses (gains) on investments and derivatives		327	(67)
Provisions for credit losses		(1)	8
Income of equity method investments		409	392
Distributions from equity method investments		296	243
Interest credited to policyholders’ account balances		1,333	1,000
Change in fair value of embedded derivatives		156	241
Depreciation and amortization		105	107
Deferred income taxes		15	(10)
Changes in operating assets and liabilities:
Insurance-related liabilities		615	509
Funds withheld under reinsurance		(145)	(123)
Reinsurance recoverables and deposit assets		627	593
Accrued investment income		(87)	20
Working capital and other		129	(413)
Cash flows from operating activities		1,750	1,040
Investing activities
Acquisition of subsidiary, net of cash acquired		(42)	0
Purchase of investments:
Available-for-sale fixed maturity securities		(10,219)	(7,056)
Equity securities		(326)	(64)
Mortgage loans on real estate		(1,930)	(581)
Private loans		(1,560)	(1,434)
Investment real estate and real estate partnerships		(981)	(1,044)
Investment funds		(1,374)	(1,161)
Short-term investments		(692)	(11,623)
Other invested assets		(354)	(25)
Proceeds from sales and maturities of investments:
Available-for-sale fixed maturity securities		6,728	5,903
Equity securities		130	198
Mortgage loans on real estate		1,486	1,615
Private loans		1,553	747
Investment real estate and real estate partnerships		254	69
Investment funds		306	244
Short-term investments		610	11,426
Other invested assets		210	200
Purchase of derivatives		(584)	(465)
Proceeds from sales and maturities of derivatives		810	549
Purchase of intangibles and property and equipment		(32)	(30)
Proceeds from sales of intangibles and property and equipment		3	0
Change in collateral held for derivatives		(237)	(306)
Other		(69)	24
Cash flows from investing activities		(6,310)	(2,814)
Financing activities
Return of capital to common stockholders		(9)	(8)
Borrowings from related parties		77	0
Repayment of borrowings to related parties		0	(65)
Borrowings from external parties		4,440	1,635
Repayment of borrowings to external parties		(1,573)	(1,462)
Borrowings issued to reinsurance entities		11	0
Repayment of borrowings issued to reinsurance entities		(5)	(8)
Deposits on policyholders’ account balances		7,298	7,417
Withdrawals on policyholders’ account balances		(5,582)	(4,751)
Debt issuance costs		0	(6)
Proceeds from repurchase agreements		1,722	33
Repayments of repurchase agreements		(2,215)	(33)
Issuance of capital to non-controlling interests	[1]	2	299
Redemptions to non-controlling interests	[1]	0	(394)
Distributions to non-controlling interests		(9)	(48)
Cash flows from financing activities		4,157	2,609
Cash and cash equivalents, beginning of period		13,014	12,243
Net change during the period		(403)	835
Foreign exchange on cash balances held in foreign currencies		(2)	13
Cash and cash equivalents, end of period		12,609	13,091
Supplementary cash flow disclosure
Cash taxes paid (net of refunds received)		(45)	73
Cash interest paid		193	114
Non-cash transactions:
Investments received in relation to the issuance of common stock		1,414	3,535
Investments received in connection with the sale of investment funds		$ 0	$ 786

[1]	Adjusted to present the issuance and redemption of capital to non-controlling interests separately.